Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of identifiable intangible assets
A summary of the Company’s identifiable intangible assets as of September 30, 2025 and December 31, 2024 is as follows (in thousands):

	September 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$19,402	$13,228
Acquired technology	22,940	10,266	12,674
Acquired licenses	5,711	1,191	4,520
Assembled workforce	500	500	—

Total intangible assets	$61,781	$31,359	$30,422

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$17,770	$14,860
Acquired technology	21,940	9,143	12,797
Acquired licenses	5,711	915	4,796
Assembled workforce	500	500	—

Total intangible assets	$60,781	$28,328	$32,453

A summary of the Company’s identifiable intangible assets as of December 31, 2024 and 2023 is as follows (in thousands):

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$17,770	$14,860
Acquired technology	21,940	9,143	12,797
Acquired licenses	5,711	915	4,796
Assembled workforce	500	500	—

Total intangible assets	$60,781	$28,328	$32,453

Estimated future amortization expense related to intangible assets
Estimated future amortization expense related to intangible assets as of September 30, 2025 is as follows (in thousands):

Amount
2025 (Remainder of 2025)	$1,020
2026	4,083
2027	4,083
2028	4,083
2029	4,083
Thereafter	13,070

Total	$30,422

Estimated future amortization expense related to intangible assets as of December 31, 2024 is as follows (in thousands):

Amount
2025	$4,006
2026	4,006
2027	4,006
2028	4,006
2029	4,006
Thereafter	12,423

Total	$32,453